DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 8:-	DERIVATIVE INSTRUMENTS

The following table details the fair value of derivative instruments in the consolidated balance sheet:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2017	2016
Derivative:
Foreign exchange forward contracts / options (1)	Other current assets (liabilities)	$170	$(102)

(1)
To protect against changes in value of forecasted foreign currency cash flows resulting from salaries and related payments that are denominated in NIS, the Company has entered into foreign currency forward contracts. These contracts are designated as cash flows hedges, as defined by ASC 815, as amended, and are considered highly effective as hedges of these expenses. The forward contracts are expected to occur at various dates within the following twelve months.

During the years ended December 31, 2017, 2016 and 2015, the Company recognized net income (loss) related to the effective portion of its hedging instruments. The effective portion of the hedged instruments has been included as an offset (addition) of payroll expenses and other operating expenses in the consolidated statement of income (loss) in the following line items:

	Year ended December 31,
	2017	2016	2015

Cost of revenues of products	$158	$53	$(100)
Cost of revenues of services	82	24	(55)
Research and development, net	440	154	(291)
Selling and marketing	192	72	(180)
General and administrative	242	90	(187)

	$1,114	$393	$(813)

The ineffective portion of the hedged instrument which was recorded during the years ended December 31, 2017, 2016 and 2015, was immaterial and has been recorded as financial income (expenses). As of December 31, 2017 and 2016, the Company had outstanding forward contracts in the notional amount of $ 16,007 and $ 18,360, respectively.